Financial Instruments and Risk Management - Schedule of Financial Liabilities (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Carrying amount [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	RM 25,154,330	$ 5,971,354	RM 27,396,814
Other payables and accrued liabilities	12,810,351	3,041,033	31,816,499
Bank and other borrowings	55,316,394	13,131,488	35,039,857
Lease liabilities	611,522	145,169	747,819
Amount due to related parties	3,114,186	739,273	2,168,066
Financial liabilities	97,006,783	23,028,317	97,169,055
Contractual cash flows [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	25,154,330	5,971,354	27,396,814
Other payables and accrued liabilities	12,810,351	3,041,033	31,816,499
Bank and other borrowings	61,508,674	14,601,465	35,668,434
Lease liabilities	650,000	154,303	806,000
Amount due to related parties	3,260,994	774,123	2,292,276
Financial liabilities	103,384,349	24,542,278	97,980,023
Within 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	25,154,330	5,971,354	27,396,814
Other payables and accrued liabilities	12,810,351	3,041,033	31,816,499
Bank and other borrowings	37,516,252	8,905,935	33,045,385
Lease liabilities	312,000	74,065	312,000
Amount due to related parties	3,260,994	774,123	2,292,276
Financial liabilities	79,053,927	18,766,510	94,862,974
More than 1 year and less than 2 years [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables
Other payables and accrued liabilities
Bank and other borrowings	12,137,677	2,881,347	1,289,377
Lease liabilities	338,000	80,238	494,000
Amount due to related parties
Financial liabilities	12,475,677	2,961,585	1,783,377
More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables
Other payables and accrued liabilities
Bank and other borrowings	11,854,745	2,814,183	1,333,672
Lease liabilities
Amount due to related parties
Financial liabilities	RM 11,854,745	$ 2,814,183	RM 1,333,672